Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (38.4%)
Australia (0.8%)
	Rio Tinto plc	60,446	4,069
Canada (2.9%)
[1]	Bank of Nova Scotia	81,855	4,271
	Royal Bank of Canada	39,561	3,934
	TC Energy Corp.	82,166	3,640
	Enbridge Inc.	82,398	3,403
			15,248
China (0.8%)
	ENN Energy Holdings Ltd.	277,700	3,935
France (3.8%)
	TotalEnergies SE	112,814	7,051
	AXA SA	188,083	5,317
	Bureau Veritas SA	145,324	3,811
	Vinci SA	33,446	3,377
			19,556
Greece (0.4%)
	Hellenic Telecommunications Organization SA	136,848	2,117
Hong Kong (1.3%)
	AIA Group Ltd.	463,600	4,708
*	Sands China Ltd.	655,200	1,791
			6,499
Italy (0.7%)
	FinecoBank Banca Fineco SpA	237,948	3,865
Japan (2.3%)
	Tokio Marine Holdings Inc.	170,000	3,507
	Mitsubishi UFJ Financial Group Inc.	582,900	3,179
	Isuzu Motors Ltd.	206,600	2,707
	KDDI Corp.	85,600	2,546
			11,939
Netherlands (0.4%)
	Koninklijke KPN NV	748,559	2,303
Norway (0.6%)
	DNB Bank ASA	167,203	3,265
Spain (1.2%)
	Industria de Diseno Textil SA	139,547	3,643
	Iberdrola SA	243,374	2,749
			6,392

				Shares	Market Value ($000)
Switzerland (2.2%)
	Novartis AG (Registered)			53,296	4,741
	UBS Group AG (Registered)			213,492	3,939
	Nestle SA (Registered)			23,723	2,824
					11,504
Taiwan (0.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			190,000	3,051
United Kingdom (3.9%)
	AstraZeneca plc			42,107	5,699
	BAE Systems plc			442,279	4,380
	National Grid plc			313,476	3,856
	HSBC Holdings plc			570,233	3,494
	WPP plc			278,031	2,922
					20,351
United States (16.5%)
	Merck & Co. Inc.			54,550	6,007
	Pfizer Inc.			117,190	5,875
	Philip Morris International Inc.			56,612	5,643
	Bank of America Corp.			131,001	4,958
	Johnson & Johnson			25,017	4,453
	Cisco Systems Inc.			89,229	4,437
	Elevance Health Inc.			8,311	4,429
	TJX Cos. Inc.			53,150	4,255
	Johnson Controls International plc			60,014	3,987
	Lockheed Martin Corp.			8,177	3,967
	Ares Management Corp. Class A			49,315	3,866
	Texas Instruments Inc.			21,269	3,838
	FMC Corp.			28,905	3,776
	Exelon Corp.			81,463	3,370
	QUALCOMM Inc.			26,137	3,306
	Duke Energy Corp.			31,437	3,142
	Microsoft Corp.			11,898	3,036
	Comcast Corp. Class A			80,196	2,938
	Kellogg Co.			38,738	2,826
	Edison International			41,006	2,734
	Progressive Corp.			20,509	2,710
	Home Depot Inc.			7,588	2,458
					86,011
Total Common Stocks (Cost $162,606)					200,105
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (13.9%)
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	39	38
[2,3]	Fannie Mae REMICS	2.500%	5/25/45	270	244
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	68	65
[2,3]	Fannie Mae REMICS	3.500%	6/25/44	100	95
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	681	618
[2,3]	Freddie Mac REMICS	2.000%	7/25/50	712	630
[2,3]	Freddie Mac REMICS	3.500%	11/15/40	13	13
[2,3]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	999	971
[2,4]	Ginnie Mae II Pool	2.000%	12/15/52	775	658
[2,4]	Ginnie Mae II Pool	2.500%	12/15/52	1,225	1,073
[2,4]	Ginnie Mae II Pool	3.000%	12/15/52	1,175	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Ginnie Mae II Pool	4.000%	12/15/52	850	811
[2]	Ginnie Mae REMICS	2.750%	9/20/44	82	78
[2,3,4]	UMBS Pool	2.000%	4/01/41–12/25/52	5,704	4,769
[2,3,4]	UMBS Pool	2.500%	5/01/51–1/25/53	4,759	4,110
[2,3,4]	UMBS Pool	3.000%	10/01/51–12/25/52	5,134	4,559
[2,3,4]	UMBS Pool	3.500%	7/01/51–12/25/52	4,084	3,754
[2,3,4]	UMBS Pool	4.000%	12/25/52	2,675	2,531
[2,3,4]	UMBS Pool	4.500%	12/25/52–1/25/53	6,960	6,775
	United States Treasury Note/Bond	1.125%	10/31/26	145	130
[5]	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	11,412	10,271
	United States Treasury Note/Bond	1.750%	8/15/41	670	467
	United States Treasury Note/Bond	1.875%	2/15/51	60	40
[5]	United States Treasury Note/Bond	2.000%	11/15/41	6,405	4,664
	United States Treasury Note/Bond	2.375%	2/15/42	1,850	1,439
	United States Treasury Note/Bond	2.625%	5/31/27–7/31/29	280	261
	United States Treasury Note/Bond	2.750%	5/31/29–8/15/32	1,502	1,391
	United States Treasury Note/Bond	2.875%	5/15/52	1,745	1,450
	United States Treasury Note/Bond	3.000%	8/15/52	3,882	3,323
[5,6]	United States Treasury Note/Bond	3.125%	8/31/27	4,240	4,111
	United States Treasury Note/Bond	3.250%	6/30/27–5/15/42	1,605	1,551
	United States Treasury Note/Bond	3.375%	8/15/42	4,110	3,760
	United States Treasury Note/Bond	4.000%	10/31/29–11/15/52	1,094	1,121
	United States Treasury Note/Bond	4.125%	9/30/27–11/15/32	5,431	5,535
	United States Treasury Note/Bond	4.250%	9/30/24	8	8
Total U.S. Government and Agency Obligations (Cost $76,350)					72,373
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
Bermuda (0.0%)
[2,7]	Start II Ltd. Series 2019-1	4.089%	3/15/44	123	104
United States (1.3%)
[2,7]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	620
[2,7]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	4	4
[2,7,8]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	5.172%	10/15/36	770	716
[2,7,8]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	4.381%	10/15/36	1,750	1,655
[2,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	155	131
[2,7,8]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.071%	10/25/41	145	139
[2,3]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	364	287
[2]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	174
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	692
[2,3,7,8]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	6.321%	10/25/50	227	227
[2,7]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	691	582
[2,7]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	202
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	167	161
[2,7,8]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	4.955%	11/15/38	875	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	81	78
					6,497
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,257)					6,601
Corporate Bonds (36.9%)
Australia (0.1%)
[7]	CSL Finance plc	4.250%	4/27/32	650	618
Austria (0.1%)
[7]	JAB Holdings BV	2.200%	11/23/30	260	197
[7]	JAB Holdings BV	3.750%	5/28/51	500	295
[7]	JAB Holdings BV	4.500%	4/8/52	445	301
					793
Belgium (0.4%)
[2,9]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	327
[2,9]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	693
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,050	952
					1,972
Canada (0.4%)
[10]	Bank of Montreal	2.850%	3/6/24	1,890	1,367
	Fortis Inc.	3.055%	10/4/26	625	583
					1,950
Denmark (0.6%)
[9]	Danske Bank A/S	0.500%	8/27/25	1,650	1,611
[7]	Danske Bank A/S	1.621%	9/11/26	875	761
[2,11]	Danske Bank A/S	2.250%	1/14/28	560	577
					2,949
France (2.2%)
[2,9]	Airbus SE	2.375%	6/9/40	100	86
[2,9]	APRR SA	1.500%	1/25/30	100	93
[2,9]	APRR SA	1.625%	1/13/32	100	91
[2,9]	AXA SA	5.125%	7/4/43	750	786
[7]	BNP Paribas SA	2.819%	11/19/25	360	339
[7]	BNP Paribas SA	2.219%	6/9/26	770	707
[2,9]	BNP Paribas SA	0.125%	9/4/26	400	366
[7]	BNP Paribas SA	2.591%	1/20/28	1,145	1,004
[9]	BNP Paribas SA	0.500%	9/1/28	900	789
[7]	BNP Paribas SA	2.159%	9/15/29	935	762
[2,9]	BNP Paribas SA	1.125%	1/15/32	400	354
[2,9]	BPCE SA	1.125%	1/18/23	900	936
[7]	BPCE SA	3.250%	1/11/28	500	451
[7]	BPCE SA	2.277%	1/20/32	760	568
[7]	Danone SA	2.947%	11/2/26	285	266
[2,9]	Orange SA	1.000%	5/12/25	1,200	1,194
[2,9]	RCI Banque SA	1.375%	3/8/24	575	584
[2,9]	RCI Banque SA	1.625%	4/11/25	305	302
[9]	Societe Generale SFH SA	0.750%	1/29/27	800	767
[2,9]	Suez SACA	2.875%	5/24/34	1,100	1,014
[2,9]	Veolia Environnement SA	0.800%	1/15/32	400	330
					11,789
Germany (1.2%)
[7]	Bayer US Finance II LLC	4.250%	12/15/25	660	640
[7]	Bayer US Finance LLC	3.375%	10/8/24	765	740
[2,9]	Deutsche Bank AG	1.875%	2/23/28	700	641
[2,9]	Volkswagen Financial Services AG	0.125%	2/12/27	875	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	192
[2,9]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	543
[2,9]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	1,811
[9]	Wintershall Dea Finance BV	1.823%	9/25/31	1,000	805
					6,152
Ireland (0.4%)
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	152
[7]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	891	717
[9]	CRH Finance DAC	3.125%	4/3/23	1,177	1,227
					2,096
Italy (0.1%)
[2,9]	Hera SpA	1.000%	4/25/34	530	403
Japan (0.5%)
[7]	NTT Finance Corp.	1.162%	4/3/26	700	622
[7]	NTT Finance Corp.	2.065%	4/3/31	2,395	1,945
					2,567
Kuwait (0.3%)
[7]	NBK SPC Ltd.	1.625%	9/15/27	1,750	1,534
Netherlands (0.8%)
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	459
[2,11]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	111
[2,9]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	936
[9]	ING Groep NV	0.250%	2/18/29	600	509
[9]	ING Groep NV	0.250%	2/1/30	1,500	1,229
[2,9]	Koninklijke KPN NV	0.875%	11/15/33	500	392
	Shell International Finance BV	4.000%	5/10/46	275	232
	Shell International Finance BV	3.000%	11/26/51	340	240
					4,108
Norway (0.8%)
[2,9]	Aker BP ASA	1.125%	5/12/29	1,090	937
[7]	Aker BP ASA	3.750%	1/15/30	2,155	1,912
[7]	Aker BP ASA	4.000%	1/15/31	725	645
[7]	Var Energi ASA	8.000%	11/15/32	900	950
					4,444
Portugal (0.2%)
[2,9]	EDP Finance BV	1.875%	9/21/29	1,100	1,041
Saudi Arabia (0.2%)
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	1,105	922
South Korea (0.0%)
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	199
Spain (0.1%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	683
Sweden (0.2%)
[2,9]	Volvo Treasury AB	2.000%	8/19/27	1,125	1,105
Switzerland (0.9%)
[7]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,598
[2,9]	Credit Suisse Group AG	1.250%	7/17/25	600	564
[9]	Credit Suisse Group AG	2.875%	4/2/32	340	253
[7]	Credit Suisse Group AG	3.091%	5/14/32	689	468
[9]	UBS Group AG	0.250%	2/24/28	950	818
					4,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Arab Emirates (0.6%)
[7]	DAE Funding LLC	1.550%	8/1/24	1,125	1,047
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,423	2,048
					3,095
United Kingdom (3.5%)
[7]	Ashtead Capital Inc.	5.500%	8/11/32	300	288
	AstraZeneca plc	4.000%	1/17/29	720	700
[2]	Barclays plc	4.338%	5/16/24	772	765
	Barclays plc	2.894%	11/24/32	760	582
[2,9]	BP Capital Markets BV	0.933%	12/4/40	680	473
[2,10]	BP Capital Markets plc	3.470%	5/15/25	1,325	959
[9]	BP Capital Markets plc	1.104%	11/15/34	525	424
[7]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	968
[2,9]	Diageo Finance plc	2.500%	3/27/32	885	886
[2,11]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,366
[2,11]	Heathrow Funding Ltd.	2.750%	8/9/49	350	264
[2,11]	HSBC Holdings plc	2.256%	11/13/26	1,725	1,872
	HSBC Holdings plc	1.589%	5/24/27	420	360
	HSBC Holdings plc	7.390%	11/3/28	454	476
	HSBC Holdings plc	2.206%	8/17/29	770	622
	HSBC Holdings plc	2.804%	5/24/32	210	163
[2,11]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	503
[2,11]	National Grid Electricity Transmission plc	2.000%	4/17/40	480	369
[2,9]	National Grid plc	0.250%	9/1/28	585	503
[2,9]	NatWest Group plc	1.750%	3/2/26	970	951
[11]	NatWest Group plc	3.622%	8/14/30	875	967
[2,9]	NatWest Group plc	1.043%	9/14/32	525	442
	Santander UK Group Holdings plc	1.089%	3/15/25	1,725	1,602
[2,11]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	535	476
[2,9]	SSE plc	1.750%	4/16/30	490	446
[7]	Standard Chartered plc	0.991%	1/12/25	530	496
[11]	Tritax Big Box REIT plc	1.500%	11/27/33	210	172
					18,095
United States (23.3%)
[2]	Alabama Power Co.	4.300%	7/15/48	275	233
	American International Group Inc.	3.400%	6/30/30	3,965	3,547
[9]	American Tower Corp.	0.450%	1/15/27	735	669
[7]	American Transmission Systems Inc.	2.650%	1/15/32	605	495
	American Water Capital Corp.	2.300%	6/1/31	1,395	1,151
	American Water Capital Corp.	4.450%	6/1/32	825	797
	AT&T Inc.	2.250%	2/1/32	2,420	1,918
[9]	AT&T Inc.	2.050%	5/19/32	300	274
[9]	AT&T Inc.	3.150%	9/4/36	250	242
[9]	AT&T Inc.	2.600%	5/19/38	275	244
	AT&T Inc.	3.500%	9/15/53	577	407
[7]	Athene Global Funding	2.500%	1/14/25	812	762
[7]	Athene Global Funding	2.500%	3/24/28	1,475	1,250
[2]	Bank of America Corp.	3.593%	7/21/28	1,090	1,011
	Bank of America Corp.	2.687%	4/22/32	745	604
[2,9]	Bank of America Corp.	1.102%	5/24/32	850	709
	Bank of America Corp.	3.311%	4/22/42	625	473
[9]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	770
[9]	Berkshire Hathaway Finance Corp.	2.000%	3/18/34	330	297
[2]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	535	492
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Booking Holdings Inc.	4.500%	11/15/31	1,185	1,299
[7]	Boston Gas Co.	3.001%	8/1/29	105	90
	BP Capital Markets America Inc.	3.001%	3/17/52	1,115	764
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	576
	Charter Communications Operating LLC	2.250%	1/15/29	65	53
	Charter Communications Operating LLC	5.050%	3/30/29	435	414
	Charter Communications Operating LLC	6.384%	10/23/35	305	300
	Charter Communications Operating LLC	3.700%	4/1/51	40	26
	Cigna Corp.	4.375%	10/15/28	435	424
	Cigna Corp.	2.400%	3/15/30	220	187
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	229
[7]	CNO Global Funding	2.650%	1/6/29	1,115	947
[9]	Coca-Cola Co.	1.100%	9/2/36	900	736
	Comcast Corp.	3.950%	10/15/25	255	251
	Comcast Corp.	6.500%	11/15/35	156	173
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	2.887%	11/1/51	961	641
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.650%	8/15/62	130	77
	Comcast Corp.	2.987%	11/1/63	4	3
	CommonSpirit Health	4.200%	8/1/23	895	889
	CommonSpirit Health	3.347%	10/1/29	145	127
	CommonSpirit Health	2.782%	10/1/30	411	331
	CommonSpirit Health	4.187%	10/1/49	155	119
	CommonSpirit Health	3.910%	10/1/50	20	15
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	85
[7]	Corebridge Financial Inc.	3.900%	4/5/32	2,990	2,637
[7]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,171
	Crown Castle Inc.	2.100%	4/1/31	1,695	1,345
	CVS Health Corp.	2.875%	6/1/26	1,000	938
	CVS Health Corp.	4.300%	3/25/28	96	93
[9]	DH Europe Finance II Sarl	0.750%	9/18/31	140	119
	Dignity Health	3.812%	11/1/24	659	643
	Discovery Communications LLC	3.625%	5/15/30	565	478
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	132
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	249
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	251
	Duke Energy Corp.	2.550%	6/15/31	530	438
	Duke Energy Corp.	4.500%	8/15/32	1,520	1,443
	Duke Energy Corp.	5.000%	8/15/52	190	173
	Duke Energy Progress LLC	3.400%	4/1/32	185	165
	Duke Energy Progress LLC	4.200%	8/15/45	350	297
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	522
	Eaton Corp.	4.150%	3/15/33	380	359
	Eaton Corp.	4.700%	8/23/52	80	75
	Energy Transfer LP	4.900%	3/15/35	975	885
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	91
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	525
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	478
[7]	ERAC USA Finance LLC	3.300%	12/1/26	235	218
[7]	ERAC USA Finance LLC	4.500%	2/15/45	295	241
[2]	Evergy Metro Inc.	2.250%	6/1/30	180	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.275%	8/16/26	865	808
[9]	General Mills Inc.	0.450%	1/15/26	900	860
	General Motors Co.	4.200%	10/1/27	550	524
	General Motors Co.	5.000%	10/1/28	1,095	1,054
[7]	Genting New York LLC	3.300%	2/15/26	1,002	887
	Georgia Power Co.	4.700%	5/15/32	1,510	1,470
	Georgia Power Co.	4.300%	3/15/42	500	435
[2]	Georgia Power Co.	3.700%	1/30/50	35	27
	Georgia Power Co.	5.125%	5/15/52	1,050	1,015
	Goldman Sachs Group Inc.	5.700%	11/1/24	1,502	1,520
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,372
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,152
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	216
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	268
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	339
	Goldman Sachs Group Inc.	2.383%	7/21/32	545	431
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,055	847
[7]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	264
[7]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	40
[7]	HCA Inc.	4.625%	3/15/52	460	370
	Hess Corp.	4.300%	4/1/27	810	779
	Hess Corp.	7.300%	8/15/31	590	649
[9]	Honeywell International Inc.	4.125%	11/2/34	1,410	1,513
[7]	Hyundai Capital America	0.800%	4/3/23	830	817
	Intel Corp.	3.050%	8/12/51	730	492
	Intel Corp.	4.900%	8/5/52	930	847
	Intercontinental Exchange Inc.	4.350%	6/15/29	4,055	4,001
	Intercontinental Exchange Inc.	4.950%	6/15/52	190	183
[7]	ITC Holdings Corp.	4.950%	9/22/27	295	293
	JPMorgan Chase & Co.	0.563%	2/16/25	1,735	1,628
	JPMorgan Chase & Co.	2.947%	2/24/28	2,395	2,177
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	500	405
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	522
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	226
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	500	450
	Kroger Co.	4.450%	2/1/47	220	189
	Kyndryl Holdings Inc.	3.150%	10/15/31	605	401
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	2,681	2,505
	Marathon Oil Corp.	6.600%	10/1/37	820	842
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	688
[7]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	99
	McCormick & Co. Inc.	2.500%	4/15/30	140	118
	Merck & Co. Inc.	3.400%	3/7/29	500	471
	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,023
	Microsoft Corp.	2.921%	3/17/52	650	483
[2,10]	Molson Coors International LP	2.840%	7/15/23	1,825	1,337
[2,9]	Mondelez International Holdings Netherlands BV	0.875%	10/1/31	425	358
[2,9]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	155	125
[9]	Mondelez International Inc.	0.250%	3/17/28	605	541
[2]	Morgan Stanley	0.864%	10/21/25	1,750	1,602
[2]	Morgan Stanley	3.125%	7/27/26	2,100	1,971
[2]	Morgan Stanley	3.772%	1/24/29	175	161
[9]	Morgan Stanley	0.497%	2/7/31	675	549
[2]	Morgan Stanley	2.511%	10/20/32	2,170	1,726
	National Retail Properties Inc.	3.900%	6/15/24	400	392

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,11]	Nestle Holdings Inc.	1.375%	6/23/33	560	514
[7]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	535
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	218
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	520	402
[7]	Oglethorpe Power Corp.	6.191%	1/1/31	285	290
	Oglethorpe Power Corp.	4.550%	6/1/44	20	15
	Oglethorpe Power Corp.	4.250%	4/1/46	81	61
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	300	242
	Oracle Corp.	2.875%	3/25/31	1,015	850
	Pacific Gas & Electric Co.	5.900%	6/15/32	635	623
	PacifiCorp	2.700%	9/15/30	160	137
[7]	Pennsylvania Electric Co.	3.600%	6/1/29	124	112
[7]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,123
[7]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	170
[7]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	713
[7]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	134
	Pfizer Inc.	1.700%	5/28/30	195	162
	Philip Morris International Inc.	5.125%	11/17/27	420	421
	Philip Morris International Inc.	5.625%	11/17/29	290	295
	Philip Morris International Inc.	5.750%	11/17/32	700	721
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	360	329
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	192
[2]	Prudential Financial Inc.	3.700%	3/13/51	830	645
[9]	Public Storage	0.500%	9/9/30	615	509
	QUALCOMM Inc.	4.250%	5/20/32	600	584
	QUALCOMM Inc.	4.500%	5/20/52	160	143
	Raytheon Technologies Corp.	3.950%	8/16/25	310	304
	Raytheon Technologies Corp.	4.450%	11/16/38	550	507
	Realty Income Corp.	3.400%	1/15/28	365	338
	Realty Income Corp.	2.200%	6/15/28	185	159
	Realty Income Corp.	3.100%	12/15/29	550	483
	Realty Income Corp.	2.850%	12/15/32	80	66
[11]	Realty Income Corp.	1.750%	7/13/33	635	548
[7]	S&P Global Inc.	2.700%	3/1/29	385	343
[7]	S&P Global Inc.	2.900%	3/1/32	390	337
[7]	S&P Global Inc.	3.700%	3/1/52	135	109
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,700	1,608
[7]	Sabine Pass Liquefaction LLC	5.900%	9/15/37	520	527
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	144
[7]	SBA Tower Trust	3.448%	3/15/23	755	751
[7]	SBA Tower Trust	1.884%	1/15/26	110	96
[7]	SBA Tower Trust	1.631%	11/15/26	615	525
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	217	181
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	105	75
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	60	38
[2,9]	Schneider Electric SE	1.500%	1/15/28	400	390
	Sempra Energy	3.250%	6/15/27	1,000	930
	Sierra Pacific Power Co.	2.600%	5/1/26	180	169
[2]	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	5.950%	11/1/32	1,250	1,325
[2]	Southern California Edison Co.	2.950%	2/1/51	515	338
	Southern California Gas Co.	2.950%	4/15/27	635	587
[7]	Sprint Spectrum Co. LLC	4.738%	3/20/25	687	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	SSM Health Care Corp.	3.823%	6/1/27	380	361
	Teledyne Technologies Inc.	2.750%	4/1/31	490	404
[7]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	875	840
[9]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	1,695	1,808
	T-Mobile USA Inc.	3.375%	4/15/29	1,685	1,490
	T-Mobile USA Inc.	2.700%	3/15/32	1,155	951
	Toledo Hospital	5.750%	11/15/38	150	141
	Union Pacific Corp.	4.950%	9/9/52	785	770
	Union Pacific Corp.	3.750%	2/5/70	190	142
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	47	43
	UnitedHealth Group Inc.	3.850%	6/15/28	415	401
	UnitedHealth Group Inc.	2.000%	5/15/30	215	179
	UnitedHealth Group Inc.	4.200%	5/15/32	260	251
	UnitedHealth Group Inc.	4.625%	7/15/35	90	88
	UnitedHealth Group Inc.	4.750%	5/15/52	50	47
	US Bancorp	2.491%	11/3/36	569	441
[9]	Verizon Communications Inc.	1.250%	4/8/30	750	673
	Verizon Communications Inc.	2.355%	3/15/32	2,227	1,792
[9]	Verizon Communications Inc.	1.500%	9/19/39	600	455
[7]	VICI Properties LP	4.125%	8/15/30	285	249
[9]	Visa Inc.	2.375%	6/15/34	420	407
[7]	Warnermedia Holdings Inc.	4.054%	3/15/29	1,218	1,067
[2,10]	Wells Fargo & Co.	2.975%	5/19/26	600	416
[2]	Wells Fargo & Co.	3.526%	3/24/28	1,695	1,575
[2]	Wells Fargo & Co.	4.611%	4/25/53	575	511
					121,326
Total Corporate Bonds (Cost $215,860)					192,542
Sovereign Bonds (5.0%)
Australia (0.2%)
[2,12]	Commonwealth of Australia	2.750%	11/21/27	160	106
[2,12]	Commonwealth of Australia	2.250%	5/21/28	870	561
[2,12]	Commonwealth of Australia	1.000%	11/21/31	955	526
					1,193
Bermuda (0.0%)
[2,7]	Bermuda	2.375%	8/20/30	200	165
Canada (1.1%)
[10]	Canadian Government Bond	1.000%	9/1/26	1,065	725
[10]	Canadian Government Bond	2.750%	9/1/27	660	481
[10]	Canadian Government Bond	1.500%	12/1/31	1,000	659
[10]	City of Montreal	3.500%	12/1/38	910	609
[10]	City of Toronto	3.200%	8/1/48	1,000	615
[10]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	471
[10]	Province of Ontario	2.900%	6/2/28	815	586
[2,13]	Province of Ontario	0.250%	6/28/29	1,075	1,049
[10]	Regional Municipality of York	2.150%	6/22/31	500	329
					5,524
Chile (0.2%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	760
Japan (0.1%)
[2,14]	Japan	0.700%	6/20/51	80,700	482
Qatar (0.4%)
[2,7]	Qatar Energy	2.250%	7/12/31	480	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Qatar Energy	3.125%	7/12/41	405	308
[2,7]	State of Qatar	3.875%	4/23/23	785	782
[2,7]	State of Qatar	5.103%	4/23/48	285	287
[2,7]	State of Qatar	4.400%	4/16/50	205	188
					1,967
Romania (0.1%)
[2,7,9]	Republic of Romania	2.000%	4/14/33	412	290
[2,9]	Republic of Romania	2.625%	12/2/40	280	170
					460
Saudi Arabia (0.1%)
[2,7]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	544
Spain (0.1%)
[7,9]	Kingdom of Spain	0.600%	10/31/29	775	707
Supranational (2.7%)
[2,9]	European Financial Stability Facility	0.875%	7/26/27	5,485	5,326
[2,9]	European Investment Bank	3.000%	10/14/33	1,035	1,113
[9]	European Stability Mechanism	0.000%	12/16/24	525	520
[9]	European Stability Mechanism	0.000%	12/15/26	775	732
[2,9]	European Union	0.000%	7/4/31	2,310	1,942
[2,9]	European Union	1.000%	7/6/32	1,475	1,330
[2,9]	European Union	0.000%	7/4/35	1,815	1,347
[2,9]	European Union	0.200%	6/4/36	2,475	1,841
					14,151
Total Sovereign Bonds (Cost $29,583)					25,953
Taxable Municipal Bonds (1.1%)
United States (1.1%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	61
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	45
	Connecticut GO	2.000%	7/1/23	135	133
	Connecticut GO	5.770%	3/15/25	250	257
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	47
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	25
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	195	175
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	35
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	532	556
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	16
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	30
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	85	79
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	148
	Illinois GO	5.100%	6/1/33	2,485	2,396
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	530	535
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	165
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	411
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	165
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	555
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	107
Total Taxable Municipal Bonds (Cost $6,853)					5,956

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[17,18]	Vanguard Market Liquidity Fund (Cost $29,401)	3.877%	294,084	29,405
Total Investments (102.2%) (Cost $527,910)				532,935
Other Assets and Liabilities—Net (-2.2%)				(11,421)
Net Assets (100%)				521,514
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $522,000.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
5	Securities with a value of $4,398,000 have been segregated as collateral for open forward currency contracts.
6	Securities with a value of $1,340,000 have been segregated as initial margin for open futures contracts.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $59,044,000, representing 11.3% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in Canadian dollars.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in Swiss francs.
14	Face amount denominated in Japanese yen.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18	Collateral of $540,000 was received for securities on loan.
1M—1-month.
DAC—Designated Activity Company.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	40	8,214	20
5-Year U.S. Treasury Note	March 2023	57	6,188	27
Euro-Bobl	December 2022	108	13,490	(124)
Euro-BTP	December 2022	10	1,241	18
Euro-Buxl	December 2022	13	2,141	(1)
Euro-OAT	December 2022	8	1,137	(11)
Euro-Schatz	December 2022	61	6,778	(83)
Long Gilt	March 2023	27	3,417	(35)
				(189)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2023	(302)	(34,277)	(268)
Euro-Bund	December 2022	(79)	(11,581)	(149)
Ultra 10-Year U.S. Treasury Note	March 2023	(55)	(6,581)	(39)
				(456)
				(645)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/10/23	EUR	3,829	USD	4,024	—	(25)
Goldman Sachs International	1/10/23	GBP	1,119	USD	1,346	5	—
Goldman Sachs International	1/10/23	JPY	46,443	USD	331	8	—
Bank of America, N.A.	1/10/23	USD	3,971	AUD	5,967	—	(87)
Bank of America, N.A.	1/10/23	USD	8,836	CAD	11,813	48	—
Bank of America, N.A.	1/10/23	USD	1,053	CHF	997	—	(6)
Goldman Sachs International	1/10/23	USD	64,445	EUR	62,158	—	(461)
JPMorgan Chase Bank, N.A.	1/10/23	USD	8,217	GBP	6,874	—	(80)
Bank of America, N.A.	1/10/23	AUD	1,970	GBP	1,101	10	—
Goldman Sachs International	1/10/23	USD	546	GBP	458	—	(7)
JPMorgan Chase Bank, N.A.	1/10/23	EUR	281	GBP	244	—	(1)
JPMorgan Chase Bank, N.A.	1/10/23	AUD	2,242	JPY	209,400	—	—
Bank of America, N.A.	1/10/23	GBP	389	JPY	65,000	—	(4)
						71	(671)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At November 30, 2022, counterparties had deposited in segregated accounts cash of $250,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	101,259	—	—	101,259
Common Stocks—Other	—	98,846	—	98,846
U.S. Government and Agency Obligations	—	72,373	—	72,373
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,601	—	6,601
Corporate Bonds	—	192,542	—	192,542
Sovereign Bonds	—	25,953	—	25,953
Taxable Municipal Bonds	—	5,956	—	5,956
Temporary Cash Investments	29,405	—	—	29,405
Total	130,664	402,271	—	532,935

Derivative Financial Instruments
Assets
Futures Contracts[1]	65	—	—	65
Forward Currency Contracts	—	71	—	71
Total	65	71	—	136
Liabilities
Futures Contracts[1]	710	—	—	710
Forward Currency Contracts	—	671	—	671
Total	710	671	—	1,381
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.